Operating Segments	12 Months Ended
Dec. 31, 2022
Operating Segments
Operating Segments

33.	Operating Segments

Operating segments are business activities that generate revenues and incur expenses, whose operating results are regularly reviewed by the executive boards of the Company and by key strategic decision-makers responsible for allocating funds and assessing performance.

33.1	Products and services from which the reportable segments have their revenues generated

The Company operates in reportable segments identified by Management, through the chief officers of each business area, taking into consideration the regulatory environments, the strategic business units and the different products and services. These segments are managed separately, since each business and each company require different technologies and strategies.

Until December 31, 2022, all sales have been to customers within the Brazilian territory, in addition, all noncurrent assets are also located in the national territory. The Company did not identify any customer who individually accounts for more than 10% of their total net revenue until December 31, 2022.

The Company evaluates the performance of each segment, based on information derived from the accounting records. The accounting policies of the operating segments are the same as those described in Note 4 of these financial statements.

33.2	Company’s reportable segments

Power generation and transmission (GET) - its attribution is to produce electricity from hydraulic, wind, and thermal projects (GER) and to provide services of transmission and transformation of electric power, being responsible for the construction, operation and maintenance of substations, as well for the energy transmission lines (TRA); for managers, the assets and liabilities of the generation and transmission segments are shown on an aggregate basis while their result is presented separately;

Power distribution (DIS) - its attribution is to provide public electricity distribution services, being responsible for the operation and maintenance of the distribution infrastructure, as well as providing related services;

Power sale (COM) - its attribution is to trade energy and related services;

GAS - its attribution is to provide public service of piped natural gas distribution;

Holding and Services - its attribution is the provision of services and participation in other companies.

33.3	Assets by reportable segment

ASSETS	Electric Energy			GAS	Holding and Services	Intersegment operations	Total
12.31.2022	GET	DIS	COM
TOTAL ASSETS	24,917,856	20,538,815	1,808,971	1,083,713	2,244,405	(890,060)	49,703,700
CURRENT ASSETS	3,237,725	4,937,240	990,867	282,714	1,311,618	(1,432,915)	9,327,249
NONCURRENT ASSETS	21,680,131	15,601,575	818,104	800,999	932,787	542,855	40,376,451
Long term assets	6,819,202	8,200,557	809,498	59,505	732,365	(178,982)	16,442,145
Investments	3,163,152	534	-	-	162,045	-	3,325,731
Property, plant and equipment	10,054,763	-	541	-	14,164	-	10,069,468
Intangible assets	1,559,776	7,257,827	6,193	726,107	5,987	721,837	10,277,727
Right-of-use asset	83,238	142,657	1,872	15,387	18,226	-	261,380

ASSETS	Electric Energy			GAS	Holding and Services	Reclassi- fications (a)	Intersegment operations	Total
12.31.2021	GET	DIS	COM
TOTAL ASSETS	24,844,335	20,804,701	1,519,017	827,901	3,243,736	(1,451,159)	(250,996)	49,537,535
CURRENT ASSETS	3,316,406	6,448,051	755,227	355,500	2,356,145	(652,886)	(1,388,571)	11,189,872
NONCURRENT ASSETS	21,527,929	14,356,650	763,790	472,401	887,591	(798,273)	1,137,575	38,347,663
Long term assets	6,639,545	7,664,328	757,873	362,649	694,197	(129,077)	(246,193)	15,743,322
Investments	2,887,272	540	-	-	154,322	-	-	3,042,134
Property, plant and equipment	10,123,352	-	305	-	18,934	(651,458)	651,458	10,142,591
Intangible assets	1,799,391	6,596,184	4,038	96,145	5,230	(8,202)	722,774	9,215,560
Right-of-use asset	78,369	95,598	1,574	13,607	14,908	(9,536)	9,536	204,056
(a)	Reclassifications arising from the divestment process of Copel Telecomunicações (Note 39).

33.4	Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy				GAS	Holding and Services	Inter- segment operations	Total
	GET
12.31.2022	GER	TRA	DIS	COM
CONTINUING OPERATIONS
NET OPERATING REVENUE	4,099,740	1,140,734	13,903,300	4,938,368	1,297,034	8,014	(3,459,469)	21,927,721
Net operating revenue - third-parties	1,369,563	781,448	13,866,122	4,608,702	1,293,872	8,014	-	21,927,721
Net operating revenue - between segments	2,730,177	359,286	37,178	329,666	3,162	-	(3,459,469)	-
OPERATING COSTS AND EXPENSES	(2,766,048)	(303,450)	(13,418,798)	(4,814,710)	(1,076,181)	(570,344)	3,459,469	(19,490,062)
Energy purchased for resale	(386,210)	-	(5,980,124)	(4,790,427)	-	-	3,059,851	(8,096,910)
Charges for use of the main transmission grid	(599,422)	-	(2,313,203)	-	-	-	392,098	(2,520,527)
Personnel and management	(207,684)	(123,528)	(599,121)	(12,712)	(42,166)	(41,651)	-	(1,026,862)
Pension and healthcare plans	(48,973)	(30,948)	(169,493)	(1,787)	(5,366)	(9,614)	-	(266,181)
Materials and supplies	(13,227)	(5,297)	(71,302)	(53)	(1,644)	(924)	-	(92,447)
Raw materials and supplies for generation	(123,279)	-	-	-	-	-	2,870	(120,409)
Natural gas and supplies for gas business	-	-	-	-	(939,516)	-	-	(939,516)
Third party services	(207,239)	(37,041)	(505,407)	(2,665)	(13,316)	(41,702)	6,627	(800,743)
Depreciation and amortization	(783,828)	(13,692)	(454,307)	(353)	(44,190)	(4,612)	-	(1,300,982)
Provision (reversal) for litigations	(17,503)	(951)	(162,414)	31	(24)	(445,741)	-	(626,602)
Impairment of assets	(82,758)	-	-	-	(1,629)	-	-	(84,387)
Other estimated losses, provisions and reversals	(992)	3,065	(119,481)	(1,755)	(1,064)	-	-	(120,227)
Construction cost	-	(89,166)	(2,048,022)	-	(12,024)	-	-	(2,149,212)
Provision for allocation of PIS and Cofins credits	-	-	(810,563)	-	-	-	-	(810,563)
Other operating costs and expenses, net	(294,933)	(5,892)	(185,361)	(4,989)	(15,242)	(26,100)	(1,977)	(534,494)
EQUITY IN EARNINGS OF INVESTEES	20,370	450,235	-	-	-	7,972	-	478,577
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,354,062	1,287,519	484,502	123,658	220,853	(554,358)	-	2,916,236
Financial income	210,356	58,514	593,726	32,667	56,730	87,621	(6,777)	1,032,837
Financial expenses	(669,382)	(272,287)	(752,097)	(291)	(28,290)	(271,934)	6,777	(1,987,504)
Update of provision for allocation of
PIS and Cofins credits	-	-	(1,011,370)	-	-	-	-	(1,011,370)
OPERATING PROFIT (LOSS)	895,036	1,073,746	(685,239)	156,034	249,293	(738,671)	-	950,199
Income tax and social contribution	(241,816)	(56,354)	455,465	(47,659)	(70,092)	159,578	-	199,122
NET INCOME (LOSS)	653,220	1,017,392	(229,774)	108,375	179,201	(579,093)	-	1,149,321

STATEMENT OF INCOME	Electric Energy				TEL (a)	GAS	Holding and Services	Reclassi- fications (a)	Inter- segment operations	Total
	GET
12.31.2021	GER	TRA	DIS	COM
CONTINUING OPERATIONS
NET OPERATING REVENUES	6,185,468	1,541,080	14,836,392	4,536,414	243,611	783,277	40,478	(228,379)	(3,954,054)	23,984,287
Net operating revenue - third-parties	3,823,917	1,181,374	14,785,432	3,395,592	228,379	757,494	40,478	(228,379)	-	23,984,287
Net operating revenue - between segments	2,361,551	359,706	50,960	1,140,822	15,232	25,783	-	-	(3,954,054)	-
OPERATING COSTS AND EXPENSES	(3,312,461)	(457,137)	(13,669,382)	(4,478,439)	(222,883)	(654,643)	(246,871)	81,805	4,055,448	(18,904,563)
Energy purchased for resale	(1,279,857)	-	(7,277,499)	(4,450,586)	-	-	-	-	3,504,199	(9,503,743)
Charges for use of the main transmission grid	(524,562)	-	(2,363,451)	-	-	-	-	-	386,372	(2,501,641)
Personnel and management	(281,498)	(167,041)	(905,338)	(18,568)	(39,365)	(39,121)	(99,926)	-	-	(1,550,857)
Pension and healthcare plans	(44,166)	(27,954)	(155,774)	(1,547)	(6,289)	(5,154)	(7,889)	-	-	(248,773)
Materials and supplies	(9,863)	(4,161)	(51,722)	(17)	(965)	(3,590)	(471)	965	2	(69,822)
Raw materials and supplies for generation	(1,878,815)	-	-	-	-	-	-	-	23,867	(1,854,948)
Natural gas and supplies for gas business	-	-	-	-	-	(506,065)	-	-	-	(506,065)
Third party services	(203,823)	(30,699)	(450,752)	(2,925)	(38,690)	(13,850)	(26,147)	38,690	21,597	(706,599)
Depreciation and amortization	(616,267)	(11,431)	(406,632)	(234)	(77,901)	(41,178)	(3,515)	1,893	72,726	(1,082,539)
Provision (reversal) for litigations	(25,238)	(9,151)	(89,662)	(295)	4,845	(15,510)	(50,215)	(4,845)	-	(190,071)
Impairment of assets	150,697	(155)	-	-	5,156	(15,688)	-	(5,156)	-	134,854
Other estimated losses, provisions and reversals	(1,041)	(3,498)	(127,334)	(511)	(8,612)	2,611	(28,662)	8,612	28,662	(129,773)
Construction cost	-	(187,733)	(1,700,889)	-	-	(11,222)	-	-	-	(1,899,844)
Hydrological risk renegotiation (GSF)	1,570,543	-	-	-	-	-	-	-	-	1,570,543
Other operating costs and expenses, net	(168,571)	(15,314)	(140,329)	(3,756)	(61,062)	(5,876)	(30,046)	41,646	18,023	(365,285)
EQUITY IN EARNINGS OF INVESTEES	16,596	339,774	-	-	-	-	9,944	-	-	366,314
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	2,889,603	1,423,717	1,167,010	57,975	20,728	128,634	(196,449)	(146,574)	101,394	5,446,038
Financial income	128,461	19,542	457,697	14,151	19,183	19,422	313,617	(19,180)	(20,844)	932,049
Financial expenses	(506,541)	(160,961)	(391,228)	(211)	(44,928)	(9,605)	(211,708)	44,928	20,844	(1,259,410)
OPERATING PROFIT (LOSS)	2,511,523	1,282,298	1,233,479	71,915	(5,017)	138,451	(94,540)	(120,826)	101,394	5,118,677
Income tax and social contribution	(675,107)	(262,395)	(375,597)	(18,190)	(6,284)	(38,860)	93,879	47,648	(24,726)	(1,259,632)
NET INCOME (LOSS) - CONTINUING OPERATIONS	1,836,416	1,019,903	857,882	53,725	(11,301)	99,591	(661)	(73,178)	76,668	3,859,045
Result of discontinued operations	-	-	-	-	-	-	1,116,379	73,178	-	1,189,557
NET INCOME (LOSS)	1,836,416	1,019,903	857,882	53,725	(11,301)	99,591	1,115,718	-	76,668	5,048,602
(a)	TEL segment discontinued in 2021; reclassifications arising from the divestment process of Copel Telecomunicações (Note 39).

STATEMENT OF INCOME	Electric Energy				TEL (a)	GAS	HOL	Reclassi- fications (a)	Inter- segment operations	Total
	GET
12.31.2020	GER	TRA	DIS	COM
CONTINUING OPERATIONS
NET OPERATING REVENUES	4,030,979	1,186,215	12,363,459	2,420,657	386,634	535,206	-	(355,843)	(1,934,058)	18,633,249
Net operating revenues - third-parties	2,599,807	875,240	12,312,047	2,323,825	355,845	522,328	-	(355,843)	-	18,633,249
Net operating revenues - between segments	1,431,172	310,975	51,412	96,832	30,789	12,878	-	-	(1,934,058)	-
OPERATING COSTS AND EXPENSES	(2,348,409)	(536,968)	(10,674,981)	(2,262,053)	(363,673)	(452,495)	(107,059)	203,779	1,968,329	(14,573,530)
Energy purchased for resale	(260,650)	-	(5,856,372)	(2,239,388)	-	-	-	-	1,526,880	(6,829,530)
Charges for use of the main transmission grid	(489,921)	-	(1,370,814)	-	-	-	-	-	335,168	(1,525,567)
Personnel and management	(277,905)	(168,828)	(994,037)	(15,007)	(82,817)	(35,998)	(27,303)	-	-	(1,601,895)
Pension and healthcare plans	(38,196)	(23,972)	(146,422)	(1,493)	(11,207)	(4,663)	(2,681)	-	-	(228,634)
Materials and supplies	(9,695)	(3,466)	(58,196)	(28)	(1,364)	(580)	(715)	1,364	-	(72,680)
Raw materials and supplies for generation	(415,405)	-	-	-	-	-	-	-	10,909	(404,496)
Natural gas and supplies for gas business	-	-	-	-	-	(354,701)	-	-	-	(354,701)
Third party services	(118,562)	(24,863)	(405,854)	(1,493)	(66,426)	(11,633)	(32,025)	66,426	36,389	(558,041)
Depreciation and amortization	(583,958)	(11,812)	(374,851)	(75)	(147,190)	(31,452)	(2,345)	107,497	34,273	(1,009,913)
Provision (reversal) for litigations	(53,216)	(24,529)	(55,118)	(62)	336	(85)	(17,259)	(336)	-	(150,269)
Impairment of assets	48,111	-	-	-	54,945	-	-	(54,945)	-	48,111
Other estimated losses, provisions and reversals	(5,872)	(4,149)	(88,159)	(839)	(18,088)	(238)	-	18,088	-	(99,257)
Construction cost	-	(255,578)	(1,154,488)	-	-	(7,438)	-	-	-	(1,417,504)
Other operating costs and expenses, net	(143,140)	(19,771)	(170,670)	(3,668)	(91,862)	(5,707)	(24,731)	65,685	24,710	(369,154)
EQUITY IN EARNINGS OF INVESTEES	9,629	176,848	-	(93)	-	-	7,163	-	-	193,547
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,692,199	826,095	1,688,478	158,511	22,961	82,711	(99,896)	(152,064)	34,271	4,253,266
Financial income	121,129	21,977	1,334,983	11,469	24,968	13,599	340,404	(24,939)	(3,922)	1,839,668
Financial expenses	(408,795)	(97,417)	(291,002)	(96)	(58,317)	(14,363)	(165,647)	58,317	3,923	(973,397)
OPERATING PROFIT (LOSS)	1,404,533	750,655	2,732,459	169,884	(10,388)	81,947	74,861	(118,686)	34,272	5,119,537
Income tax and social contribution	(337,564)	(149,962)	(878,278)	(57,947)	2,357	(22,967)	125,293	43,108	(9,405)	(1,285,365)
NET INCOME (LOSS) - CONTINUING OPERATIONS	1,066,969	600,693	1,854,181	111,937	(8,031)	58,980	200,154	(75,578)	24,867	3,834,172
Result of discontinued operations	-	-	-	-	-	-	-	75,578	-	75,578
NET INCOME (LOSS)	1,066,969	600,693	1,854,181	111,937	(8,031)	58,980	200,154	-	24,867	3,909,750
(a)	TEL segment discontinued in 2021; reclassifications arising from the divestment process of Copel Telecomunicações (Note 39).

33.5	Additions to noncurrent assets by reportable segment

	Electric Energy			GAS	Holding and Services	Total
12.31.2022	GET	DIS	COM

Contract assets	-	1,848,201	-	13,955	-	1,862,156

Property, plant and equipment	480,852	-	290	-	4,479	485,621

Intangible assets	4,368	-	2,318	-	1,633	8,319
Right-of-use asset	17,020	91,584	227	5,408	2,756	116,995

	Electric Energy			TEL (a)	GAS	Holding and Services	Total
12.31.2021	GET	DIS	COM

Contract assets	-	1,604,400	-	-	14,269	-	1,618,669

Property, plant and equipment	497,773	-	126	59,292	-	2,012	559,203

Intangible assets	5,607	-	2,300	179	-	2,289	10,375
Right-of-use asset	37,987	40,469	1,536	11,406	3,243	3,624	98,265
(a)	TEL segment discontinued in 2021, after the divestment process of Copel Telecomunicações (Note 39).